Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories

15. Inventories

Details of inventories as of December 31, 2025 and 2024 are as follows:

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Merchandise	₩	3,507,426	2,717,915
Work in process		694,738	756,802
Allowance for Inventories valuation		(2,589,862)	(2,656,393)
Total		1,612,302	818,324

In 2025, inventories amounted to Korean Won 40,688,156 thousand (2024: Korean Won 32,616,031 thousand, 2023: Korean Won 38,465,045 thousand) were recognized as an expense during the year and included in ‘cost of sales’.

The Company recognizes the full provision for inventories with more than one year aging from the initiation of project according to the Company’s accounting policies. For inventories with less than one year aging from the initial production with an estimated recovery period exceeding one year, it is also recognized as a provision. Loss on valuation of inventories amounted to Korean Won 287,016 thousand (2024: Korean Won 1,919,734 thousand, 2023: Korean Won 140,077 thousand). During the year ended December 31, 2025, reversal of allowance for inventories valuation amounted to Korean Won 18,307 thousand (2024: Korean Won 341,694 thousand, 2023: Korean Won 538,072 thousand). In addition, other decreases in the allowance, including write-offs and disposals of inventories, amounted to Korean Won 335,240 thousand (2024: Korean Won nil , 2023: Korean Won nil ) for the year ended December 31, 2025.